Share-Based Compensation (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance achievement rate	120.00%
Vesting period, years (maximum)	3 years
Share-based compensation expense	$ 28,288,000	$ 23,761,000	$ 44,300,000
Excess tax benefit realized for the tax deductions of share-based arrangements	782,000	3,328,000	1,596,000
Supervisory Board Members
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	0
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised	$ 3,200,000	$ 7,000,000	$ 6,380,000
Number of shares exercisable, ending balance (in shares)	1,439,000	1,700,000	2,100,000
Weighted average exercise price exercisable, ending balance (dollars per share)	$ 19.84	$ 19.27	$ 18.10
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense related to employee stock option awards	$ 76,500,000
Unrecognized share-based compensation expense recognized weighted average period, years	2 years 5 months 12 days
Pre-vesting forfeitures percentage	6.50%
Weighted-average grant date fair value of restricted stock units granted (dollars per share)	$ 23.81	$ 24.91	$ 22.73
Total fair value of restricted stock units	$ 27,400,000	$ 28,700,000	$ 34,100,000
Certain Grants, Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, years (maximum)	10 years
The 2005 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved and available for issuance under the plan (in shares)	0
The 2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved and available for issuance under the plan (in shares)	17,900,000
Vesting period, years (maximum)	10 years
Minimum | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, years (maximum)	3 years
Maximum | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, years (maximum)	5 years
Forfeitures of Share-Base Compensation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ (2,000,000)